Property and Equipment	9 Months Ended
Sep. 30, 2013
Property Plant And Equipment [Abstract]
Property and Equipment
6.	Property and Equipment

Property and equipment consisted of the following at December 31:

	Useful Life (Years)	2011	2012
	(In thousands)
Manufacturing equipment	5	$2,481	$2,854
Prototype systems	2	1,939	1,893
Computer equipment	3	571	651
Furniture and fixtures	5	507	517
Leasehold improvements	Various	4,713	4,713
Construction in progress		59	14

		10,270	10,642
Less: Accumulated depreciation and amortization		(5,074)	(6,968)

		$5,196	$3,674

Prototype systems consist of digital imagers and liquid handling robots used in internal testing and other development activities.

Depreciation and amortization expense for the years ended December 31, 2010, 2011 and 2012 totaled approximately $1.0 million, $1.5 million and $1.9 million, respectively.